Long-Term Debt - Additional Information (Detail) (USD $)	12 Months Ended			0 Months Ended
	Feb. 01, 2015	Feb. 02, 2014	Feb. 03, 2013	Jul. 25, 2014
Line of Credit Facility [Line Items]
Proceeds from term loan facility	$ 528,675,000
Repayment of principal amount of term loan facility	144,375,000	1,500,000	1,875,000
Credit facility, current borrowing	430,000,000	525,165,000
Credit facility, current borrowing, net of discount	430,000,000
New Senior Secured Credit Facility [Member]
Line of Credit Facility [Line Items]
Debt issuance discount cost	980,000
Credit facility, current borrowing	430,000,000
Credit facility, current borrowing, net of discount	429,020,000
Letter of credit facility outstanding	5,822,000
Percentage of excess outstanding debt to excess of revolving commitments	30.00%
Debt Instrument, covenant compliance	Our senior secured credit facility contains restrictive covenants that, among other things, limit our ability and the ability of our subsidiaries to: incur additional indebtedness, make loans or advances to subsidiaries and other entities, make initial capital expenditures in relation to new stores, declare dividends, acquire other businesses or sell assets. In addition, under our senior secured credit facility, we are required to meet a maximum total leverage ratio if outstanding revolving loans and letters of credit (other than letters of credit that have been backstopped or cash collateralized) are in excess of 30% of the outstanding revolving commitments. As of February 1, 2015, we were not required to maintain any of the financial ratios under the senior secured credit facility and we were in compliance with the other restrictive covenants.
New Senior Secured Credit Facility [Member] | Term Loan Facility [Member]
Line of Credit Facility [Line Items]
New senior secured credit facility				530,000,000
Maturity Date				Jul. 25, 2020
Interest rate on the term loan facility	4.25%
Proceeds from term loan facility	528,675,000
Debt issuance discount cost	1,325,000
Secured term loan maturity period	6 years
Repayment of principal amount of term loan facility	100,000,000
Loss on extinguishment charge	1,586,000
New Senior Secured Credit Facility [Member] | Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
New senior secured credit facility				50,000,000
Maturity Date				Jul. 25, 2019
Credit facility outstanding	0
New Senior Secured Credit Facility [Member] | Letter of Credit Sub-Facility [Member]
Line of Credit Facility [Line Items]
New senior secured credit facility				20,000,000
New Senior Secured Credit Facility [Member] | Swingline Sub-Facility [Member]
Line of Credit Facility [Line Items]
New senior secured credit facility				$ 5,000,000
New Senior Secured Credit Facility [Member] | Minimum [Member] | Term Loan Facility [Member]
Line of Credit Facility [Line Items]
Debt instrument interest rate	3.25%
New Senior Secured Credit Facility [Member] | Minimum [Member] | Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Debt instrument interest rate	3.00%
New Senior Secured Credit Facility [Member] | Maximum [Member] | Term Loan Facility [Member]
Line of Credit Facility [Line Items]
Debt instrument interest rate	3.50%
New Senior Secured Credit Facility [Member] | Maximum [Member] | Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Debt instrument interest rate	3.50%